RELATED PARTY TRANSACTIONS - Additional information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS
Impairment of amount due from equity investees	¥ 52,142
Shihua Holdings 2's subsidiaries
RELATED PARTY TRANSACTIONS
Equity interests acquired (as a percent)	100.00%
WiFire (Beijing) Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Amount due from/to related parties offset	¥ 20,367
Impairment of amount due from equity investees	¥ 52,142